Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Funds Purchased and Securities Sold Under Agreements to Repurchase and Weighted-Average Interest Rates
At December 31, 2023 and 2022, short-term borrowings were as follows:

	December 31
(In thousands)	2023	2022
Federal funds purchased	$0	$0
Securities sold under agreements to repurchase	196,095	160,698

Total short-term borrowings	$196,095	$160,698